Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended		2 Months Ended			3 Months Ended		4 Months Ended		5 Months Ended			6 Months Ended		7 Months Ended		8 Months Ended			9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended
	Jul. 31, 2025	Jul. 29, 2025	May 19, 2025	Oct. 31, 2024	Oct. 21, 2024	Jun. 17, 2024	Jun. 04, 2024	Aug. 31, 2025	Jul. 31, 2024	Sep. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2025	Jan. 31, 2025	Nov. 30, 2025	Oct. 31, 2024	Dec. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2026	Apr. 30, 2025	Feb. 28, 2026	Jan. 31, 2025	Mar. 31, 2026	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2026	Jul. 31, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2026	Oct. 31, 2025	Oct. 31, 2025	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2026	Apr. 30, 2026	Apr. 30, 2026
C000249928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value						$ 10,000			$ 9,570							$ 9,679							$ 10,375						$ 9,287					$ 10,947			$ 11,392			$ 11,369		$ 12,607
C000249930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value							$ 10,000					$ 10,209							$ 10,581							$ 11,610					$ 10,335				$ 12,491			$ 13,219			$ 12,761		$ 13,300
C000251727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value				$ 9,783	$ 10,000									$ 11,250							$ 9,038							$ 12,467					$ 14,952			$ 14,050			$ 17,513
C000251728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Fund NAV
Accumulated Value				9,660	10,000									10,494							9,191							11,548					13,169			12,409			14,374
C000260347 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000								$ 11,440							$ 12,800							$ 13,772					$ 13,271
C000261957 [Member]
Account Value [Line Items]
Accumulated Value	$ 9,992	$ 10,000						$ 10,176		$ 10,341			$ 10,290		$ 10,640		$ 10,420			$ 10,929		$ 11,976		$ 11,604			$ 11,990
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																S&P 500 Index
Accumulated Value				9,747	10,000	$ 10,000			$ 10,101					10,354		$ 10,471					9,578		$ 11,123					10,939	$ 10,289				11,839	$ 11,751		12,047	$ 12,718		12,552	$ 12,942		$ 13,484
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Index
Accumulated Value							10,000					10,467							10,868							11,603					10,677				12,199			13,165			13,380		13,924
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI All Country World Index (Net)
Accumulated Value	9,935	10,000	$ 10,000	9,751	10,000			10,180		10,549	$ 10,562		10,785	10,208	10,784		10,896	$ 11,466		11,220	9,836	11,364		10,548	$ 11,927		11,621	11,016		$ 12,354			11,959			12,441			12,885
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Russell 1000 Growth Index
Accumulated Value							$ 10,000					$ 10,394							$ 10,875							$ 11,914					$ 10,705				$ 12,863			$ 14,195			$ 13,642		$ 13,984
Morningstar Global Artificial Intelligence Select Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																Morningstar Global Artificial Intelligence Select Index (Net)
Accumulated Value				9,384	10,000									10,900							9,077							12,219					14,357			14,580			17,250
MSCI ACWI Information Technology 10 40 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																MSCI ACWI Information Technology 10/40 Index
Accumulated Value				$ 9,638	$ 10,000									$ 10,271							$ 9,341							$ 11,591					$ 13,652			$ 13,483			$ 15,283
FTSE Developed Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Accumulated Value	$ 9,982	$ 10,000						$ 10,176		$ 10,334			$ 10,243		$ 10,553		$ 10,341			$ 10,802		$ 11,729		$ 11,252			$ 11,581